Note 10 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Amount
Fiscal year ending December 31:
2013	$2,008,000
2014	1,892,000
2015	1,701,000
2016	1,562,000
2017	1,451,000
Thereafter	6,750,000
$15,364,000

Amount
Fiscal year ending January 31:
2014	$626,602
2015	195,852
2016	126,000
2017	73,500
Thereafter	-
Total	$1,021,954

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Capital Leases
2013	$44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Thereafter	-
Total minimum lease payments	276,271
Less amount representing interest	66,129
Present value of capital lease obligations	210,142
Less current portion	70,027
Non-current portion	$140,115

Other Commitments [Table Text Block]
2013	$7,949,000
2014	7,889,000
2015	8,666,000
2016	6,000,000
Total minimum revenue share commitments	$30,504,000